7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

February 20, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	Voya Variable Portfolios, Inc.

(the “Registrant”)

(File Nos. 333-05173; 811-07651)

Ladies and Gentlemen:

On behalf of Voya Variable Portfolios, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated January 30, 2015, to Voya Index Plus MidCap Portfolio’s and Voya Index Plus SmallCap Portfolio’s Prospectuses dated May 1, 2014, as supplemented January 30, 2015.

The purpose of the filing is to submit the 497(e) filing dated January 30, 2015 in XBRL for the Voya Index Plus MidCap Portfolio and Voya Index Plus SmallCap Portfolio.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management – Voya Family of Funds